Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment, net consists of the following:

	Useful Lives (years)	2014	2013
Software – internally-developed	5	$3,054	$2,877
Software – purchased	3 – 5	152	596
Computer equipment	3 – 5	613	589
Medical equipment	5	626	—
Furniture and fixtures	5	390	358
Vehicles	5	43	—
Leasehold improvements	7	2,151	205
		7,029	4,625
Accumulated depreciation and amortization		(2,707)	(3,389)
Property and equipment, net		$4,322	$1,236